SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2008 Collared Accelerated Share Acquisition Program, April 2008 [Member]	Dec. 31, 2011 Collared Accelerated Share Acquisition Program, September 2010 [Member]	Dec. 31, 2010 Collared Accelerated Share Acquisition Program, September 2010 [Member]
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases, Settlement Payment or Receipt	$ 1,000		$ 500
Accelerated Share Repurchases, Shares Received	18,416,241	9,574,435
Accelerated Share Repurchases, Final Price Paid Per Share	$ 54.30	$ 52.22
Accelerated Share Repurchases, Initial Share Delivery			5,670,006
Accelerated Share Repurchases, Interim Share Delivery		1,496,435	2,407,994